Pension obligations - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) employee age	Dec. 31, 2020 employee
Disclosure of defined benefit plans [line items]
Capital and interest guarantee	100.00%
Guaranteed interest return on employees savings, employees' savings	1.00%
Guaranteed interest return on employees savings, supplementary retirement savings	0.13%
Retirement age, males	65
Retirement age, females	64
Number of employees covered | employee	31	28
Employer contributions, expected for next year | $	$ 928
Weighted average duration of defined benefit obligation	20 years 6 months	20 years 10 months 24 days
Minimum
Disclosure of defined benefit plans [line items]
Rate to convert mandatory savings to annuity	6.20%
Rate to convert supplementary savings to annuity for males	4.95%
Rate to convert supplementary savings to annuity for females	4.5411%
Maximum
Disclosure of defined benefit plans [line items]
Rate to convert mandatory savings to annuity	6.80%
Rate to convert supplementary savings to annuity for males	4.4855%
Rate to convert supplementary savings to annuity for females	4.9954%
Median
Disclosure of defined benefit plans [line items]
Rate to convert mandatory savings to annuity	6.50%
Rate to convert supplementary savings to annuity for males	4.712%
Rate to convert supplementary savings to annuity for females	4.7626%